Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 125,350,544	$ 18,815,435
Other financial liabilities, Non-current	799,813,225	781,978,145
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	43,946,822	17,255,679
Other financial liabilities, Non-current	797,023,880	760,932,929
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	81,195,765	304,278
Other financial liabilities, Non-current	2,629,715	21,045,216
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	207,957	$ 1,255,478
Other financial liabilities, Non-current	$ 159,630